Revenues (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenues
Revenue	€ 5,052	€ 4,530
EMEA
Revenues
Revenue	3,132	2,838
Germany
Revenues
Revenue	1,517	1,431
France
Revenues
Revenue	589	525
Other-EMEA
Revenues
Revenue	1,026	882
Asia Pacific
Revenues
Revenue	767	279
India
Revenues
Revenue	318	39
Taiwan
Revenues
Revenue		16
Other-Asia Pacific
Revenues
Revenue	449	224
Americas
Revenues
Revenue	1,153	1,413
United States
Revenues
Revenue	1,139	1,252
Others-Americas
Revenues
Revenue	€ 14	€ 161